                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 11/30/2016 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.2%

 Energy - 1.1%

 Oil & Gas Exploration & Production - 1.1%

 509,358

 Cabot Oil & Gas Corp.

 $

 11,266,999

 Total Energy

 $

 11,266,999

 Materials - 5.1%

 Specialty Chemicals - 2.6%

 231,739

 Ecolab, Inc.

 $

 27,050,893

 Paper Packaging - 2.5%

 560,602

 Sealed Air Corp.

 $

 25,563,451

 Total Materials

 $

 52,614,344

 Capital Goods - 6.1%

 Building Products - 1.5%

 486,964

 Masco Corp.

 $

 15,412,411

 Industrial Machinery - 4.6%

 383,869

 Illinois Tool Works, Inc.

 $

 48,052,721

 Total Capital Goods

 $

 63,465,132

 Transportation - 6.8%

 Air Freight & Logistics - 4.2%

 373,493

 United Parcel Service, Inc. (Class B)

 $

 43,295,309

 Trucking - 2.6%

 283,716

 JB Hunt Transport Services, Inc.

 $

 27,057,995

 Total Transportation

 $

 70,353,304

 Consumer Services - 3.4%

 Restaurants - 3.4%

 616,984

 Starbucks Corp.

 $

 35,766,562

 Total Consumer Services

 $

 35,766,562

 Media - 2.6%

 Movies & Entertainment - 2.6%

 268,770

 The Walt Disney Co.

 $

 26,640,482

 Total Media

 $

 26,640,482

 Retailing - 11.3%

 Home Improvement Retail - 4.8%

 384,050

 The Home Depot, Inc.

 $

 49,696,070

 Automotive Retail - 6.5%

 160,823

 Advance Auto Parts, Inc.

 $

 27,294,880

 146,809

 O'Reilly Automotive, Inc. *

 40,299,070

 $

 67,593,950

 Total Retailing

 $

 117,290,020

 Food, Beverage & Tobacco - 3.9%

 Brewers - 1.5%

 165,461

 Molson Coors Brewing Co. (Class B)

 $

 16,220,142

 Packaged Foods & Meats - 2.4%

 254,802

 The Hershey Co.

 $

 24,624,065

 Total Food, Beverage & Tobacco

 $

 40,844,207

 Household & Personal Products - 2.5%

 Household Products - 2.5%

 224,249

 Kimberly-Clark Corp.

 $

 25,925,427

 Total Household & Personal Products

 $

 25,925,427

 Health Care Equipment & Services - 5.0%

 Health Care Equipment - 0.9%

 109,587

 Edwards Lifesciences Corp. *

 $

 9,079,283

 Health Care Supplies - 1.8%

 115,453

 The Cooper Companies, Inc.

 $

 18,990,864

 Managed Health Care - 2.3%

 114,457

 Humana, Inc.

 $

 24,338,136

 Total Health Care Equipment & Services

 $

 52,408,283

 Pharmaceuticals, Biotechnology & Life Sciences - 8.1%

 Biotechnology - 3.9%

 176,140

 Alder Biopharmaceuticals, Inc.

 $

 4,148,097

 209,197

 Celgene Corp. *

 24,791,936

 147,386

 Vertex Pharmaceuticals, Inc. *

 12,028,171

 $

 40,968,204

 Pharmaceuticals - 4.2%

 388,056

 Johnson & Johnson

 $

 43,190,633

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 84,158,837

 Diversified Financials - 6.6%

 Specialized Finance - 3.5%

 651,570

 Intercontinental Exchange, Inc.

 $

 36,096,978

 Investment Banking & Brokerage - 3.1%

 850,433

 The Charles Schwab Corp.

 $

 32,877,740

 Total Diversified Financials

 $

 68,974,718

 Software & Services - 23.4%

 Internet Software & Services - 8.7%

 36,057

 Alphabet, Inc. (Class A)

 $

 27,975,905

 38,655

 Alphabet, Inc. (Class C)

 29,302,036

 1,211,944

 eBay, Inc. *

 33,704,163

 $

 90,982,104

 IT Consulting & Other Services - 2.9%

 539,669

 Cognizant Technology Solutions Corp. *

 $

 29,724,969

 Data Processing & Outsourced Services - 6.4%

 530,173

 PayPal Holdings, Inc.

 $

 20,825,195

 594,940

 Visa, Inc.

 46,000,761

 $

 66,825,956

 Systems Software - 5.4%

 924,470

 Microsoft Corp.

 $

 55,708,562

 Total Software & Services

 $

 243,241,591

 Technology Hardware & Equipment - 5.4%

 Computer Storage & Peripherals - 5.4%

 509,778

 Apple, Inc.

 $

 56,340,667

 Total Technology Hardware & Equipment

 $

 56,340,667

 Semiconductors & Semiconductor Equipment - 6.0%

 Semiconductors - 6.0%

 788,200

 Micron Technology, Inc. *

 $

 15,393,546

 1,597,476

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 47,429,062

 $

 62,822,608

 Total Semiconductors & Semiconductor Equipment

 $

 62,822,608

 Telecommunication Services - 1.9%

 Integrated Telecommunication Services - 1.9%

 400,366

 Verizon Communications, Inc.

 $

 19,978,263

 Total Telecommunication Services

 $

 19,978,263

 TOTAL COMMON STOCKS

 (Cost $845,661,486)

 $

 1,032,091,444

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $845,661,486) (a)

 $

 1,032,091,444

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 8,473,592

 TOTAL NET ASSETS - 100.0%

 $

 1,040,565,036

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $846,769,869 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              210,043,395

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

               (24,721,820)

 Net unrealized appreciation

 $

              185,321,575

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of November 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $        1,032,091,444

  $              -

  $              -

  $        1,032,091,444

 Total

  $     1,032,091,444

  $             -

  $             -

  $     1,032,091,444

 During the period ended November 30, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 27, 2017 * Print the name and title of each signing officer under his or her signature.